Segment Reporting	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 — SEGMENT REPORTING

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting, as amended by Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires companies to disclose segment information based on how management allocates resources and evaluates operating performance.

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The CODM regularly reviews financial information, including segment revenue, gross profit, significant segment expenses (selling expenses and general and administrative expenses), segment net income (loss), and segment assets to evaluate segment performance and allocate resources accordingly.

Based on the internal management reporting and assessment, the Company determined that it operates in two reportable segments: (1) Supply chain trading, (2) Plastic manufacturing.

The Company’s primary measure of segment performance is segment net income (loss). Other key measures reviewed by the CODM include segment revenue, gross profit, significant segment expenses (selling expenses and general and administrative expenses), and segment assets.

The Company generates all of its revenue from operations within the People’s Republic of China. All of its long-lived assets are also located in the People’s Republic of China

The following tables present the Company’s segment information for the fiscal years ended June 30, 2025, 2024 and 2023

	For the fiscal years ended June 30,
	2025	2024	2023
Revenue
— Supply Chain Trading	$797,148,640	$672,662,697	$552,526,182
— Plastic manufacturing	-	-	-
Elimination of internal transaction	-	-	-
Total Revenue	$797,148,640	$672,662,697	$552,526,182

Cost of sales
— Supply Chain Trading	$(792,448,090)	$(667,845,621)	$(548,992,689)
— Plastic manufacturing		-	-
Elimination of internal transaction	-	-	-
Total Cost of sales	$(792,448,090)	$(667,845,621)	$(548,992,689)

	For the fiscal years ended June 30,
	2025	2024	2023
Gross Profit
— Supply Chain Trading	$4,700,550	$4,817,076	$3,533,493
— Plastic manufacturing
Elimination of internal transaction	-	-	-
Total Gross Profit	$4,700,550	4,817,076	$3,533,493

Selling Expenses
— Supply Chain Trading	$(2,413,149)	$(1,990,991)	$(996,638)
— Plastic manufacturing	-
Total Selling expense	$(2,413,149)	(1,990,991)	$(996,638)

General and Administrative Expenses
— Supply Chain Trading	$(2,797,381)	$(1,975,216)	$(1,260,574)
— Plastic manufacturing	(90,666)	(190,900)	(22,183)
Total General and Administrative expense	$(2,888,047)	(2,166,116)	$(1,282,757)

	For the years ended June 30,
	2025	2024	2023
Segment net income (loss):
— Supply Chain Trading	$(657,547)	$524,108	$2,115,366
— Plastic manufacturing	(796,585)	1,985,535	(27,672)
Elimination of internal transaction	-	-	-
Total Segment net income (loss)	$(1,454,132)	$2,509,643	$2,087,694

Segment assets
— Supply Chain Trading	$62,568,559	$56,594,581	$63,890,462
— Plastic manufacturing	119,394,316	69,648,271	28,121,843
Elimination of internal transaction	(42,995,142)	(36,547,776)	(17,101,495)
Total Segment assets	$138,967,733	$89,695,076	$74,910,810